INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 588	¥ 596
Total consideration	30	0	¥ 261
Gain/(loss) on sale of equity securities without readily determinable fair values	1	(1)	122
Equity securities without readily determinable fair values paid for business acquisitions			294
Investment in equity securities without readily determinable fair value	¥ 94	¥ 89	¥ 92